N-2 $ in Thousands	Oct. 05, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001838126
Amendment Flag	false
Securities Act File Number	814-01431
Document Type	8-K
Entity Registrant Name	HPS CORPORATE LENDING FUND
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	287-6767
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	On October 5, 2023 (the “Closing Date”), HPS Corporate Lending Fund (the “Fund”) completed a $429.10 million term debt securitization (the “2023 Debt Securitization”), also known as a collateralized loan obligation, in connection with which a subsidiary of the Fund issued the Notes (as defined below). The 2023 Debt Securitization is subject to the Fund’s overall asset coverage requirement.
Long Term Debt, Principal	$ 429,100
Long Term Debt, Structuring [Text Block]	The notes offered in the 2023 Debt Securitization were issued by HLEND CLO
2023-1,
LLC (the “2023 Issuer”), an indirect, wholly-owned and consolidated subsidiary of the Fund, and consist of (i) $246.50 million of AAA (sf) Class A Senior Secured Floating Rate Notes due 2035, which bear interest at the forward-looking term rate based on the secured overnight financing rate (“Term SOFR”) plus 2.60% (the “Class A Notes”); (ii) $42.50 million of AA (sf) Class B Senior Secured Floating Rate Notes due 2035, which bear interest at Term SOFR plus 3.35% (the “Class B Notes”); and (iii) $34.00 million of A (sf) Class C Secured Deferrable Floating Rate Notes due 2035, which bear interest at Term SOFR plus 4.15% (the “Class C Notes” and, together with the Class A Notes and the Class B Notes, the “Secured Notes”). Additionally, on the Closing Date the 2023 Issuer issued $106.10 million of Subordinated Notes due 2035 (the “Subordinated Notes”), which do not bear interest. The Secured Notes together with the Subordinated Notes are collectively referred to herein as the “Notes.”